Taxation (Details) $ in Thousands, ¥ in Millions, $ in Millions		12 Months Ended					24 Months Ended	36 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
Taxation [Line Items]
Profits tax rate		$ 18	$ (92)	$ 123
Assessable profit percentage	8.25%
Accounting standards, percentage		25.00%
Preferential tax rate		15.00%
Reduction income tax rate		15.00%
Taxable income		$ 1,618	1,871	$ 2,182
Preferential tax rate				10.00%	10.00%		5.00%	5.00%
Net operating loss carryforwards		82,600	16,124
Deferred tax assets, net operating loss carryforwards		11,325	10,841
Valuation allowances		13,840	11,820
Hong Kong [Member]
Taxation [Line Items]
Profits tax rate	$ 2
PRC [Member]
Taxation [Line Items]
Taxable income | ¥					¥ 3		¥ 1
Preferential tax rate				2.50%	2.50%
Net operating loss carryforwards		$ 48,347	$ 45,196
Minimum [Member]
Taxation [Line Items]
Taxable income | ¥						¥ 1		¥ 1
Minimum [Member] | PRC [Member]
Taxation [Line Items]
Taxable income | ¥					¥ 1
Maximum [Member]
Taxation [Line Items]
Taxable income | ¥					¥ 3			¥ 3